4. Revenue (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Revenue from Contract with Customer [Abstract]
Deferred revenue	$ 119,504	$ 13,992	$ 0
Recognition of unearned revenue	$ (284,153)	$ (67,804)